CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares Outstanding	Stock Options	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Loss	Non-Controlling Interest
Balance at Dec. 31, 2011		$ 3,181,381	$ 117,694	$ 24,858	$ 15,166	$ (129,021)	$ (7,106)	$ 12,191
Balance (in shares) at Dec. 31, 2011		170,813,736
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (notes 6 and 7)		6,402	(1,157)
Shares issued under employee stock option plan (notes 6 and 7) (in shares)		140,475
Stock options (notes 6 and 7)			27,593
Shares issued under incentive share purchase plan		16,024
Shares issued under incentive share purchase plan (in shares)		396,614
Shares issued under dividend reinvestment plan		13,857
Shares issued under dividend reinvestment plan (in shares)		347,159
Shares issued for purchase of mining property (note 14)		2,447			499
Shares issued for purchase of mining property (note 14) (in shares)		68,941
Non-controlling interest eliminated upon acquisition (note 14)								(12,191)
Net income for the period						228,146
Dividends declared ($0.44 and $0.60 per share for the period ended September 30, 2013 and 2012, respectively)						(102,575)
Other comprehensive income for the period	2,199						2,199
Restricted share unit plan (note 6)		(6,355)
Restricted share unit plan (note 6) (in shares)		(187,992)
Balance at Sep. 30, 2012		3,213,756	144,130	24,858	15,665	(3,450)	(4,907)
Balance (in shares) at Sep. 30, 2012		171,578,933
Balance at Dec. 31, 2012	3,410,212	3,241,922	148,032	24,858	15,665	7,046	(27,311)
Balance (in shares) at Dec. 31, 2012		172,102,870
Increase (Decrease) in Shareholders' Equity
Shares issued under employee stock option plan (notes 6 and 7)		9,765	(3,292)
Shares issued under employee stock option plan (notes 6 and 7) (in shares)		213,500
Stock options (notes 6 and 7)			24,980
Shares issued under incentive share purchase plan		17,638
Shares issued under incentive share purchase plan (in shares)		592,652
Shares issued under dividend reinvestment plan		20,040
Shares issued under dividend reinvestment plan (in shares)		628,023
Net income for the period						46,790
Dividends declared ($0.44 and $0.60 per share for the period ended September 30, 2013 and 2012, respectively)						(76,338)
Other comprehensive income for the period	19,202						19,202
Restricted share unit plan (note 6)		(9,717)				157
Restricted share unit plan (note 6) (in shares)		(108,714)
Balance at Sep. 30, 2013	$ 3,459,437	$ 3,279,648	$ 169,720	$ 24,858	$ 15,665	$ (22,345)	$ (8,109)
Balance (in shares) at Sep. 30, 2013		173,428,331